ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Weighted average common shares outstanding used in calculating basic earnings per share	2,452,076	684,983	2,313,005	369,423
Effect of warrants		47,784	50,140	56,313
Effect of convertible notes payable		1,579,107		1,307,727
Effect of convertible related party management fee and patent liabilities		413,896		413,896
Weighted average common shares outstanding used in calculating diluted earnings per share		2,452,076	2,363,145	2,138,913
Net income as reported		$ 394,851	$ 23,087,241	$ 2,294,768
Add - Interest on convertible notes payable		28,228	0	105,338
Net income available to common stockholders		$ 423,079	$ 23,087,241	$ 2,400,106
Diluted income per Share		$ 0.16	$ 9.77	$ 1.12